Going Concern	9 Months Ended
Sep. 30, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Going Concern

NOTE 2: GOING CONCERN

The accompanying financial statements have been prepared on a going concern basis, which contemplates the realization of assets and satisfaction of liabilities in the normal course of business. As shown in the accompanying financial statements, the Company has suffered recurring losses and has used significant cash in support of its operating activities and the Company’s cash position is not sufficient to support the Company’s operations. Historically, the Company has relied upon outside investor funds to maintain the Company’s operations and develop the Company’s business. The Company anticipates it will continue to require funding from investors for working capital, as well as business expansion during this fiscal year and it can provide no assurance that additional investor funds will be available on acceptable terms. These factors, among others, indicate that there is substantial doubt regarding the Company’s ability to continue as a going concern within one year of the date these financial statements are issued. In addition, the Company’s ability to continue as a going concern must be considered in light of the problems, expenses and complications frequently encountered by entrance into established markets and the competitive environment in which it operates.

The Company anticipates a requirement of $1.5 million over the next twelve months to maintain current operating activities. The Company may also require up to approximately $4.6 million to retire outstanding debt and past due payables. As of September 30, 2017 the Company had convertible promissory notes in the aggregate principal amount of $3,188,081 outstanding (the “Outstanding Notes”), of which approximately $45,000 are currently due and payable.

Over the next 12 to 24 months, the Company believes it will cost approximately $5 million to $10 million to fund: (1) the Food and Drug Administration (“FDA”) approval process and initial deployment of the brachytherapy products and (2) initiate regulatory approval processes outside of the United States. The continued deployment of the brachytherapy products and a worldwide regulatory approval effort will require additional resources and personnel. The principal variables in the timing and amount of spending for the brachytherapy products in the next 12 to 24 months will be the FDA’s classification of the Company’s brachytherapy products as Class II or Class III devices (or otherwise) and any requirements for additional studies, which may include clinical studies. Thereafter, the principal variables in the amount of the Company’s spending and its financing requirements are timing of any approvals and the nature of the Company’s arrangements with third parties for manufacturing, sales, distribution and licensing of those products and the products’ success in the U.S. and elsewhere. The Company intends to fund its activities through strategic transactions such as licensing and partnership agreements and/or additional capital raises.

As of September 30, 2017, the Company has $22,110 cash on hand. There are currently commitments to vendors for products and services purchased, accrued compensation expenses and the Company’s current lease commitments that, in the absence of additional capital, would result in a liquidation of the Company. The current level of cash is not sufficient to cover the fixed and variable obligations of the Company.

Assuming the Company is successful in its development efforts, the Company believes that it will be able to raise additional funds through strategic agreements or the sale of the Company’s securities to either current stockholders or new investors. However, there is no guarantee that the Company will be able to raise additional funds or to do so on favorable terms.

The financial statements do not include any adjustments relating to the recoverability and classification of liabilities that might be necessary should the Company be unable to continue as a going concern. The Company’s continuation as a going concern is dependent upon its ability to generate sufficient cash flow to meet its obligations on a timely basis and ultimately to attain profitability. The Company plans to seek additional funding to maintain its operations through debt and equity financing and to improve operating performance through a focus on strategic products and increased efficiencies in business processes and improvements to the cost structure. There is no assurance that the Company will be successful in its efforts to raise additional working capital or achieve profitable operations. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.